INCOME TAX (Restated, see Note 2) - Net deferred tax assets (Details)	Dec. 31, 2020 USD ($)
Deferred tax assets (liabilities)
Net operating loss carryforward	$ 36,961
Startup and organizational costs	472,542
Unrealized gain on marketable securities	(43,985)
Total deferred tax assets	465,518
Valuation Allowance	$ (465,518)